Note 5 - Personnel Expenses Including Share-based Remuneration	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
Note
5
Personnel expenses including share-based remuneration

The table below specifies the amounts of personnel expenses including share-based remuneration:

	Predecessor	Successor
	Period from	Period from
	January 1 to	July 26 to	Year ended	Year ended
[US$ thousands]	November 3,	December 31,	December 31,	December 31,
Personnel expenses including share-based remuneration	2016	2016	2017	2018
Salaries including bonuses	26,599	3,965	25,895	26,697
Social security cost, excluding amounts related to share-based remuneration	4,260	1,007	4,235	3,428
External temporary hires	672	27	686	1,687
Defined-contribution pension cost	1,555	429	2,068	2,066
Other personnel related expenses	1,493	544	1,935	2,244
Personnel expenses excluding share-based remuneration	34,579	5,972	34,819	36,121
Share-based remuneration, including related social security costs	914	—	9,496	4,846
Total	35,493	5,972	44,315	40,968

The amount of expensed versus capitalized development cost is detailed in the following table:

	Predecessor	Successor
	Period from	Period from
	January 1 to	July 26 to	Year ended	Year ended
[US$ thousands]	November 3,	December 31,	December 31,	December 31,
Research and development expenditure	2016	2016	2017	2018
Total research and development expenditure	17,660	3,504	23,386	26,418
Less: Capitalized development expenditure excluded from personnel expenses	1,610	318	3,503	4,545
Net expensed research and development expenditure	16,050	3,186	19,883	21,873

The table below specifies the amount of compensation to key management personnel, which include Officers and Directors of the Group:

	Predecessor	Successor
	Period from	Period from
	January 1 to	July 26 to	Year ended	Year ended
[US$ thousands]	November 3,	December 31,	December 31,	December 31,
Compensation of key management personnel	2016	2016	2017	2018
Short-term employee benefits	398	55	946	843
Post-employment and medical benefits	34	7	47	57
Termination benefits	—	—	—	—
Share-based payment transactions	107	—	—	621
Total	539	62	993	1,521

The Chairman and CEO did
not
receive any remuneration from the Group in the periods presented. The amounts disclosed as short-term benefits in the table are the amounts recognized as an expense during the reporting period related to key management personnel. The cost of equity grants to Officers that vested in
2018
was
US$621
thousand. During the periods from
July 26, 2016
to
December 31, 2016
and
2017,
no
equity grants vested.
No
loans have been granted and
no
guarantees have been issued to key management personnel. Key management personnel do not
have any agreements for compensation upon termination or change of employment or directorship.